        ----------------------------------------------------------
                       MORGAN STANLEY DEAN WITTER
                            INDIA INVESTMENT
                               FUND, INC.
        ----------------------------------------------------------







                        THIRD QUARTER REPORT
                         SEPTEMBER 30, 1999
                MORGAN STANLEY DEAN WITTER INVESTMENT
                          MANAGEMENT INC.
                         INVESTMENT ADVISER








                      MORGAN STANLEY DEAN WITTER
                      INDIA INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard E. Jones
DIRECTOR

Gerard Lahausse de la Louviere
DIRECTOR

John A. Levin
DIRECTOR

Fergus Reid
DIRECTOR

Samuel T. Reeves
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, the Morgan Stanley Dean Witter India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 97.82% compared to 58.64% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the period since the Fund's inception on February 25, 1994 through September 30, 1999, the Fund's total return, based on net asset value per share, was 30.89% compared to -21.30% for the Index. On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $13 1/4 representing a 27.1% discount to the Fund's net asset value per share.


Across the global investing community, it is a widely known fact that during bull markets realizing absolute returns is comparatively easier than outperforming market benchmarks, particularly at the incipient stages of a bull phase usually characterized by robust sector rotation. An interesting fact is that over the past decade when the U.S. market has been in the midst of the most powerful bull phases in history, less than 10% of all funds investing in U.S. equities have outperformed the S&P 500 Index. Currently in India, the most protracted bear market in the market's history extending to four years seems to have given way to a new bull market this year. Absolute returns have been stellar and in Asia, year-to-date, India is currently the best performing market.

 We are encouraged that not only have our investors participated in this bull market, but we have further enhanced value to the return profile by considerably outperforming the benchmarks. It has always been our endeavor to ensure consistency in performance through a distinct bottom-up approach to investing. Long alternating bull and bear market cycles in India, where we are one of the earliest foreign institutional investors, have taught us the importance of maintaining a certain discipline that in turn will bring about consistent outperformance.

Our investing approach entails that we restrict our universe of stocks in the Fund to companies with: a) high- quality, proactive management that is high on integrity, b) a rising, if not high return on equity portfolio, and c) a dominant share in businesses that do not require dilution of capital.

Our effort is to visit every company prior to investing in its stock and our reliance is more on qualitative inputs and basic corporate strategy than quantitative financials. There is no bias towards a particular investing style and stock selection over the years has reflected an open mind towards buying both growth and value styles.

Performance has been the primary driver of our investing style and so over the years we have, at times, bought companies trading at more than 50 times prospective earnings. Similarly, our recent stock purchases have been of companies trading at five times historical earnings, but that meet our basic criteria of stock selection as listed above. Overlaid on this essentially bottom-up approach to investing is a consideration for market psychology, macro-economic variables and international trends, all of which are closely tracked.

Given the way the Fund is positioned, we think it should continue to more than capture the market's improving performance for our investors. Regarding the market's performance, our conviction has been strengthened by Andhra Pradesh Chief Minister's victory in the recently concluded elections as his electoral success has lent credibility to the growing worldwide belief that good economics now makes for smart politics and India should follow the same path. We expect a continuation of the absolute and relative performance run that should help this Fund continue to perform positively.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 1999, the Fund repurchased 1,636,300 shares of its Common Stock at an average price per share of $8.42 and an average discount of 26.21% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.



-------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT
WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley Dean Witter India Investment Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                                 TOTAL RETURN (%)
                                        ----------------------------------------------------------------------
                                           MARKET VALUE (1)     NET ASSET VALUE (2)             INDEX (3)
                                        ----------------------  ---------------------   ----------------------
                                                      AVERAGE                 AVERAGE                  AVERAGE
                                        CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                                        ----------    -------   ----------    -------   ----------     -------
          Fiscal Year to Date             96.30%           --     97.82%          --        58.64%         --
          One Year                        98.13         98.13%    94.86        94.86%       56.11       56.11%
          Five Year                       -3.93        - 0.80     23.36         4.29       -21.90      - 4.82
          Since Inception*                -4.61        - 0.84     30.89         4.93       -21.30      - 4.19

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                [GRAPH]


                                                   YEAR ENDED DECEMBER 31,
                                                                                                    NINE MONTHS
                                                                                                       ENDED
                                                                                                    SEPTEMBER 30,
                                1994*         1995         1996            1997         1998            1999
                               ------       -------       -------         ------       ------       -------------
Net Asset Value Per Share....  $13.99         $8.91         $8.81          $8.83        $9.19          $18.18
Market Value Per Share.......  $11.25         $9.13         $9.50          $8.38        $6.75          $13.25
Premium/(Discount)...........  -19.6%          2.5%          7.8%          -5.1%        -26.6%         -27.1%
Capital Gains Distributions..  $ 0.17            --            --             --           --              --
Fund Total Return (2)........   0.72%        -36.31%        -1.12%         0.23%        4.08%           97.82%
Index Total Return (3).......  -7.88%        -31.53%        -6.49%         6.43%       -20.98%          58.64%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras.
*    The Fund commenced operations on February 25, 1994.

Morgan Stanley Dean Witter India Investment Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                           [CHART]

Equity Securities            (98.6%)
Short-Term Investments       (1.4%)

-------------------------------------------------------------------------------
INDUSTRIES

                                           [CHART]

Automobiles                                  (20.3%)
Data Processing & Reproduction               (15.8%)
Health & Personal Care                       (12.5%)
Broadcasting & Publishing                    (11.0%)
Electrical & Electronics                      (6.9%)
Beverages & Tobacco                           (6.2%)
Chemicals                                     (5.5%)
Machinery & Engineering                       (3.3%)
Transportation - Road & Rail                  (2.9%)
Financial Services                            (1.6%)
Other                                        (14.0%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS


                                                    PERCENT OF
                                                    NET ASSETS
                                                   ------------
  1. Infosys Technology Ltd.                           13.6%
  2. Zee Telefilms Ltd.                                10.9
  3. Hero Honda Motors Ltd.                             8.4
  4. Bharat Heavy Electricals Ltd.                      6.8
  5. Tata Engineering & Locomotive Ltd.                 5.1
  6. Tata Tea Ltd.                                      3.8
  7. Cipla Ltd.                                         3.4
  8. Container Corp. of India Ltd.                      2.9
  9. ITC Ltd.                                           2.4
 10. Punjab Tractors Ltd.                               2.3
                                                       ----
                                                       59.6%
                                                       ----
                                                       ----

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
SEPTEMBER 30, 1999


                                                                     VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
COMMON STOCKS (96.4%)
(Unless otherwise noted)
---------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.4%)
  Phillips India Ltd.                      799,550      U.S .$        2,315
                                                        -------------------
---------------------------------------------------------------------------
AUTOMOBILES (20.3%)
  Elgi Tyres & Tread Ltd.                  410,100                    3,765
  Escorts Ltd.                             173,736                      913
  Hero Honda Motors Ltd.                 1,708,981                   49,809
  Motherson Sumi Systems Ltd.                2,350                        6
  Motor Industries Co., Ltd.                39,942                    4,986
  Patheja Bros Forgings & Stamp Ltd.       450,000                       --@
  Punjab Tractors Ltd.                     550,670                   13,900
  Rane Brakes & Lining Ltd.                  7,200                       22
  Rane Madras Ltd.                         213,100                      505
  Sundaram Fasteners Ltd.                  394,550                    6,157
  Tata Engineering & Locomotive Ltd.     4,923,773                   30,509
  TVS Suzuki Ltd.                          614,622                    9,853
                                                        -------------------
                                                                    120,425
                                                        -------------------
---------------------------------------------------------------------------
BANKING (1.5%)
  HDFC Bank Ltd.                         1,558,700                    3,611
  State Bank of India Ltd.                 888,857                    4,447
  State Bank of India Ltd. GDR             134,650                      673
                                                        -------------------
                                                                      8,731
                                                        -------------------
---------------------------------------------------------------------------
BEVERAGES & TOBACCO (6.2%)
  ITC Ltd.                                 740,057                   13,961
  Tata Tea Ltd.                          1,629,849                   22,623
                                                        -------------------
                                                                     36,584
                                                        -------------------
---------------------------------------------------------------------------
BROADCASTING & PUBLISHING (11.0%)
  New Delhi Television Ltd.                333,300                    1,033
  Zee Telefilms Ltd.                       627,700                   64,405
                                                        -------------------
                                                                     65,438
                                                        -------------------
---------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (1.0%)
  Supreme Industries Ltd.                  832,900                    5,925
                                                        -------------------
---------------------------------------------------------------------------
CHEMICALS (5.5%)
   Agrevo India Ltd.                       737,260                   11,759
   Castrol (India) Ltd.                      2,300                       20
   Coates of India Ltd.                    178,150                      709
   Colour-Chem Ltd.                         64,602                    4,447
   Dr. Reddy's Laboratories Ltd.           236,451                    7,993
   ICI India Ltd.                          402,078                    1,871
   Indo Gulf Corp., Ltd.                   475,730                      765
   Monsanto Chemicals of India              99,800                    4,466
   Reliance Industries Ltd.                    700                        4
   Sudarshan Chemicals Ltd.                234,552                      455
                                                        -------------------
                                                                     32,489
                                                        -------------------
---------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (15.8%)
   Fujitsu ICIM Ltd.                       584,865      U.S.$         7,709
   Infosys Technology Ltd.                 491,890                   80,588
   Modi Xerox Ltd.                       1,077,400                    3,288
   NIIT Ltd.                                   150                       10
   Tata Infotech Ltd.                      115,575                    1,863
                                                        -------------------
                                                                     93,458
                                                        -------------------
---------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (6.9%)
   Bharat Heavy Electricals Ltd.         6,444,926                   40,378
   Carrier Aircon Ltd.                     117,000                      454
                                                        -------------------
                                                                     40,832
                                                        -------------------
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.2%)
   Renewable Energy Ltd.                    47,800                        1
   Shriram Honda Power Equipment Ltd.      318,330                    1,461
                                                        -------------------
                                                                      1,462
                                                        -------------------
---------------------------------------------------------------------------
FINANCIAL SERVICES (1.6%)
   Housing Development Finance
     Corp., Ltd.                         1,398,270                    9,210
   ICICI Ltd. - New                             50                       --@
   Sundaram Finance Ltd.                   144,800                      522
   UTI Mastergain                           46,500                       14
   UTI-MasterShares Ltd.                     5,500                        1
                                                        -------------------
                                                                      9,747
                                                        -------------------
---------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (1.4%)
   Smithkline Beecham Consumer
     Health Care Ltd.                      299,041                    4,723
   Strides Arcolab Ltd.                    540,000                    3,718
                                                        -------------------
                                                                      8,441
                                                        -------------------
---------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.0%)
   Ballarpur Industries Ltd.                   100                       --@
                                                        -------------------
---------------------------------------------------------------------------
HEALTH & PERSONAL CARE (12.5%)
   Bausch & Lomb India Ltd.                101,710                      311
   Cipla Ltd.                              222,445                   20,159
   Dabur India Ltd.                        287,520                    7,644
   E. Merck (India) Ltd.                   351,125                    5,805
   Glaxo India Ltd.                        125,000                    2,223
   Hoechst Marion Roussel India Ltd.       475,450                    7,548
   Marico Industries Ltd.                  283,200                    2,795
   Novartis India Ltd.                     541,600                   13,261
   Pfizer Ltd.                                 100                        2
   Smithkline Beecham Pharmaceuticals
     (India) Ltd.                          342,390                    3,208
   Sun Pharmaceutical Industries Ltd.      400,700                   10,851
                                                        -------------------
                                                                     73,807
                                                        -------------------
---------------------------------------------------------------------------


                                                                     VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------

INDUSTRIAL COMPONENTS (1.6%)
   Apollo Tyres Ltd.                         2,475     U.S.$             13
   ITW Signode India Ltd.                1,077,500                    2,304
   MRF Ltd.                                109,280                    5,706
   S.K.F. Bearings Ltd.                     55,256                    1,414
                                                        -------------------
                                                                      9,437
                                                        -------------------
---------------------------------------------------------------------------
LEISURE & TOURISM (0.8%)
   EIH Ltd.                                260,400                    1,381
   Indian Hotels Co., Ltd.                 323,522                    3,155
                                                        -------------------
                                                                      4,536
                                                        -------------------
---------------------------------------------------------------------------
MACHINERY & ENGINEERING (3.3%)
   Chicago Pneumatic India Ltd.            324,940                      934
   Cummins India Ltd.                      398,440                    4,856
   Esab India Ltd.                         564,850                    1,108
   Lakshmi Machine Works Ltd.               19,268                      679
   Lakshmi Synthetic Machinery Ltd.        137,700                       33
   Larsen & Toubro Ltd.                    924,000                    7,761
   Rane Madras Ltd.                        195,700                      400
   Revathi-CP Equipment Ltd.               298,600                    2,981
   Thermax Ltd.                            179,687                      928
                                                        -------------------
                                                                     19,680
                                                        -------------------
---------------------------------------------------------------------------
METALS  STEEL (0.0%)
   Tata Iron & Steel Co., Ltd.                 150                       --@
                                                        -------------------
---------------------------------------------------------------------------
MISC. MATERIALS & COMMODITIES (1.3%)
   Delta International                     570,000                       --@
   Essel Packaging Ltd.                    368,075                    5,372
   Tata Donnelley Ltd.                     293,250                    2,362
                                                        -------------------
                                                                      7,734
                                                        -------------------
---------------------------------------------------------------------------
RECREATION, OTHER CONSUMER GOODS (0.5%)
   Titan Industries Ltd.                 1,388,275                    3,186
   VIP Industries Ltd.                         300                       --@
                                                        -------------------
                                                                      3,186
                                                        -------------------
---------------------------------------------------------------------------
TELECOMMUNICATIONS INTEGRATED (0.3%)
   Mahanagar Telephone Nigam Ltd.          423,386                    1,771
                                                        -------------------
---------------------------------------------------------------------------
TEXTILES & APPAREL (0.9%)
   Bata India Ltd.                         986,061                    3,655
   J.K. Synthetics Ltd.                        622                       --@
   Madura Coats Ltd.                       379,550                      340
   Mahavir Spinning Mills Ltd.              10,000                       13
   Rajapalayam Mills                        17,100                      696
   Vardhaman Spinning & General
     Mills Ltd.                            332,450                      473
                                                        -------------------
                                                                      5,177
                                                        -------------------
---------------------------------------------------------------------------
TRANSPORTATION ROAD & RAIL (2.9%)
   Container Corp. of India Ltd.         2,438,972                   17,351
                                                        -------------------
---------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS (0.5%)
   Jyoti Structures Ltd.                   167,750      U.S.$           239
   Tata Power Co., Ltd.                  1,379,504                    2,501
                                                        -------------------
                                                                      2,740
                                                        -------------------
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$314,428)                                              571, 266
                                                        -------------------
---------------------------------------------------------------------------


                                             NO. OF
                                             RIGHTS
---------------------------------------------------------------------------
RIGHTS (0.0%)
---------------------------------------------------------------------------
   Building Materials & Components
     Associated Cement Co., Ltd.
      expiring 08/04/99
     (Cost U.S. $--@)                           10                       --@
                                                        -------------------
---------------------------------------------------------------------------

                                                FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------------------------
FIXED INCOME SECURITIES (0.0%)
---------------------------------------------------------------------------
TEXTILES & APPAREL (0.0%)
   Garware Plastics &
     Polyester Ltd. 16.00% 5/1/05
   (Cost U.S.$390)                     INR       277                   197
                                                        -------------------
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.5%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
   Chase Securities, Inc.,
     5.05%, dated 9/30/99, due 10/1/99, to be repurchased at U.S.$3,120 collateralized by U.S.$2,920 United States Treasury Bonds, 7.125%, due
     2/15/23, valued at U.S.$3,199
   (Cost U.S.$3,120)                   U.S.$   3,120                  3,120
                                                        -------------------
---------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT
   WITH CUSTODIAN (0.8%)
   Indian Rupee
   (Cost U.S.$4,804)                   INR   209,022                  4,797
                                                        -------------------
---------------------------------------------------------------------------
TOTAL INVESTMENTS (97.7%)
   (Cost U.S.$322,742)                                             579, 380
                                                        -------------------
---------------------------------------------------------------------------

                                       6



                                                                    VALUE
                                                                     (000)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.3%)
   Other Assets                        U.S.$  30,244
    Liabilities                              (17,020)   U.S.$        13,224
                                                        -------------------
---------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 32,600,492 issued and
     outstanding U.S.$0.01 par value
     shares (100,000,000
     shares authorized)                                 U.S.$       592,604
                                                        -------------------
---------------------------------------------------------------------------
     NET ASSET VALUE PER SHARE                          U.S.$         18.18
                                                        -------------------
---------------------------------------------------------------------------

@   - Value is less than U.S.$500.
GDR - Global Depositary Receipt


                                       7